U.S. SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                             FORM 24F-2
                  ANNUAL NOTICE OF SECURITIES SOLD
                       PURSUANT TO RULE 24F-2


1.   NAME  AND  ADDRESS  OF  ISSUER:

         FIRST  VARIABLE  RATE  FOR  GOVERNMENT  INCOME
         4550  MONTGOMERY  AVE.,  STE.  1000N
         BETHESDA,  MD   20814

2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND
     CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR (CLASSES): [X]


3.   INVESTMENT  COMPANY  ACT  FILE  NUMBER:


           811-02633


     SECURITIES  ACT  FILE  NUMBER:


           002-56809

4(A).   LAST  DAY  OF  FISCAL  YEAR  FOR  WHICH  THIS  NOTICE  IS  FILED:


         DECEMBER  31,  2013


4(B).   CHECK  BOX  IF  THIS  NOTICE  IS  BEING  FILED  LATE
        (I.E.,  MORE THAN  90  DAYS  AFTER  THE  END  OF  THE
        ISSUER'S  FISCAL  YEAR).

                                                         [    ]

        NOTE:  IF  THE  FORM  IS  BEING  FILED  MORE  THAN  90
        DAYS  AFTER THE  END  OF  THE  ISSUER'S  FISCAL  YEAR,
        INTEREST  MUST  BE  PAID ON  THE  REGISTRATION  FEE  DUE.

4(C).   CHECK  BOX  IF  THIS  IS  THE  LAST  TIME  THE  ISSUER  WILL  BE  FILING
        THIS  FORM.

                                                        [    ]

5.      CALCULATION  OF  REGISTRATION  FEE:

   (I).  AGGREGATE  SALE  PRICE  OF  SECUR-
        ITIES  SOLD  DURING  THE  FISCAL  YEAR
        PURSUANT  TO  SECTION  24(F):              	$60,615,995.21

  (II).  AGGREGATE  PRICE  OF  SECURITIES
        REDEEMED  OR  REPURCHASED
        DURING  THE  FISCAL  YEAR:                      $69,243,383.21

 (III).  AGGREGATE  PRICE  OF  SECURITIES
        REDEEMED  OR  REPURCHASED  DURING
        ANY  PRIOR  FISCAL  YEAR  ENDING  NO
        EARLIER  THAN  OCTOBER  11,  1995
        THAT  WERE  NOT  PREVIOUSLY  USED  TO
        REDUCE  REGISTRATION  FEES  PAYABLE
        TO  THE  COMMISSION:                           $216,259,261.00

  (IV).  TOTAL  AVAILABLE  REDEMPTION  CREDITS        ($285,502,644.21)

   (V).  NET  SALES  --  IF  ITEM  5(I)  IS
        GREATER  THAN  ITEM  5(IV)
        [SUBTRACT  ITEM  5(IV)  FROM  ITEM  5(I)]:               $0.00

  (VI).  REDEMPTION  CREDITS  AVAILABLE  FOR
        USE  IN  FUTURE  YEARS  IF  ITEM  5(I)  IS
        LESS  THAN  ITEM  5(IV)  [SUBTRACT  ITEM
        5(IV)  FROM  ITEM  5(I)]:                    -$(224,886,649.00)

 (VII).  MULTIPLIER  FOR  DETERMINING  REGISTRATION
        FEE  (SEE  INSTUCTION  C.8):                     X   0.0001288

(VIII).  REGISTRATION  FEE  DUE  [MULTIPLY  ITEM
        5(V)  BY  ITEM  5(VII)]  (ENTER  "0"  IF
        NO  FEE  IS  DUE):                    		        =$0.00

6.    PREPAID  SHARES

 IF  THE  RESPONSE  TO  ITEM  5(I)  WAS  DETERMINED  BY  DEDUCTING  AN
AMOUNT  OF  SECURITIES  THAT  WERE  REGISTERED     UNDER  THE  SECURITIES
ACT  OF  1933  PURSUANT  TO  RULE  24E-2  AS  IN  EFFECT  BEFORE
[EFFECTIVE DATE OF RESCISISON OF RULE 243-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS)
DEDUCTED  HERE:  _______.

IF  THERE  IS  A  NUMBER  OF  SHARES  OR  OTHER  UNITS  THAT  WERE
REGISTERED PURSUANT  TO  RULE  24E-2  REMAINING  UNSOLD  AT  THE
END  OF  THE  FISCAL YEAR  FOR  WHICH  THIS  FORM  IS  FILED  THAT
ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:________.



7.    INTEREST  DUE  -  IF  THIS  FORM  IS  BEING  FILED  MORE
      THAN  90  DAYS AFTER  THE  END  OF  THE  ISSUER'S
      FISCAL  YEAR

                                                     +$

8.    TOTAL  OF  THE  AMOUNT  OF  THE  REGISTRATION  FEE  DUE
      PLUS  ANY INTEREST  DUE  [LINE  5(VIII)  PLUS  LINE 7]:

                                                     =$


9.  DATE  OF  REGISTRATION  FEE  AND  ANY  INTEREST  PAYMENT
    WAS  SENT  TO  THE COMMISSION'S  LOCKBOX DEPOSITORY:  N/A



     METHOD  OF  DELIVERY:
                    [   ]   WIRE  TRANSFER

                    [   ]   MAIL  OR  OTHER  MEANS

                                SIGNATURES


THIS  REPORT  HAS  BEEN  SIGNED  BELOW  BY  THE  FOLLOWING  PERSON  ON
BEHALF  OF  THE  ISSUER  AND  IN  THE  CAPACITY  AND  ON  THE  DATE
INDICATED.

BY  (SIGNATURE  AND  TITLE)*           	WILLIAM  M.  TARTIKOFF
                                    /S/ WILLIAM M.  TARTIKOFF
                               	        VICE PRESIDENT AND SECRETARY



DATE:  FEBRUARY 18,  2014

*PLEASE  PRINT  THE  NAME  AND  TITLE  OF  THE  SIGNING  OFFICER
BELOW  THE SIGNATURE.